Derivative financial instruments - Hedged items in fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Line item in the income statement used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income.	Hedge ineffectiveness is recognised in net interest income.
Fair value hedges [member]
Assets
Carrying amount, hedged assets	£ 68,279	£ 54,179
Accumulated fair value hedge adjustment included in carrying amount	4,265	1,986
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(296)	(149)
Liabilities
Carrying amount, hedged liabilities	(50,438)	(55,589)
Accumulated fair value hedge adjustment included in carrying amount	(2,859)	(1,574)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(24)	(75)
Total Hedged Items	17,841	(1,410)
Accumulated fair value hedge adjustment included in carrying amount, total	1,406	412
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, total	(320)	(224)
Change in fair value used as a basis to determine hedge ineffectiveness	1,745	1,698
Hedge ineffectiveness recognised in the income statement	£ 42	£ 45
Line item in the income statement used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income	Hedge ineffectiveness is recognised in net interest income
Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Interest rate risk [member]
Assets
Carrying amount, hedged assets	£ 41,544	£ 32,169
Accumulated fair value hedge adjustment included in carrying amount	1,284
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	351
Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Inflation risk [member]
Assets
Carrying amount, hedged assets	10,821	7,811
Accumulated fair value hedge adjustment included in carrying amount	367
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(9)
Hedged assets [member] | Fair value hedges [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	3,211	3,143
Hedge ineffectiveness recognised in the income statement	98	58
Hedged assets [member] | Fair value hedges [member] | Debt securities [member] | Interest rate risk [member]
Assets
Carrying amount, hedged assets	1,440	2,974
Accumulated fair value hedge adjustment included in carrying amount	23	(1)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	18	(1)
Hedge ineffectiveness recognised in the income statement	(7)	0
Hedged assets [member] | Fair value hedges [member] | Debt securities [member] | Inflation risk [member]
Assets
Carrying amount, hedged assets	4,071	2,258
Accumulated fair value hedge adjustment included in carrying amount	(43)	(41)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	453	(41)
Hedge ineffectiveness recognised in the income statement	3	1
Hedged assets [member] | Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Interest rate risk [member]
Assets
Carrying amount, hedged assets	41,544	32,169
Accumulated fair value hedge adjustment included in carrying amount	1,284	922
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	351	494
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	825	2,046
Hedge ineffectiveness recognised in the income statement	(13)	(4)
Hedged assets [member] | Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Inflation risk [member]
Assets
Carrying amount, hedged assets	10,821	7,811
Accumulated fair value hedge adjustment included in carrying amount	367	87
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(9)	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	307	111
Hedge ineffectiveness recognised in the income statement	1	(16)
Loans and advances [member] | Fair value hedges [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Assets
Carrying amount, hedged assets	9,858	8,442
Accumulated fair value hedge adjustment included in carrying amount	2,289	694
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(638)	(643)
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	1,583	1,030
Hedge ineffectiveness recognised in the income statement	111	76
Loans and advances [member] | Fair value hedges [member] | Financial assets at amortised cost [member] | Inflation risk [member]
Assets
Carrying amount, hedged assets	545	525
Accumulated fair value hedge adjustment included in carrying amount	345	325
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	25	(2)
Hedge ineffectiveness recognised in the income statement	3	1
Hedged liabilities [member] | Fair value hedges [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	(1,466)	(1,445)
Hedge ineffectiveness recognised in the income statement	(56)	(13)
Debt securities [member] | Fair value hedges [member] | Interest rate risk [member]
Liabilities
Carrying amount, hedged liabilities	(50,438)	(55,589)
Accumulated fair value hedge adjustment included in carrying amount	(2,859)	(1,574)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(24)	(75)
Change in fair value used as a basis to determine hedge ineffectiveness	(1,466)	(1,445)
Hedge ineffectiveness recognised in the income statement	£ (56)	£ (13)